Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income tax expense
Total current tax benefit / (expense)	€ (16,417)	€ (3,253)	€ (411)
Thereof prior year adjustments	(424)	252	189
Thereof other current income tax effects for the period	(15,993)	(3,504)	(600)
Total deferred tax benefit / (expense)	19,169	(317)	2,226
Thereof effects from origination and reversal of temporary balance sheet differences	23,441	(338)	61
Thereof prior year adjustments		195	30
Thereof effects from (non-) recognition of deferred tax assets on tax losses and interest carried forward	(4,272)	(175)	2,135
Income tax (expense) benefit	€ 2,752	€ (3,570)	€ 1,814